Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 7,101	$ 11,596	$ 8,971
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,958	2,349	2,664
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 4,143	$ 9,247	$ 6,307